DEBT - Narrative (Details) $ in Thousands		1 Months Ended			12 Months Ended
	Oct. 09, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Feb. 28, 2017	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)		Oct. 17, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 03, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 55,732	$ 90,782
Short term lease payments					1,700	1,400
Principal payments on debt facilities					10,000	55,784	[1]
Drawdown amount from debt						60,000
Financial liabilities					$ 5,025	5,819			$ 4,177
Debt Instrument Convertible Conversion Ratio					0.222
Gain on modification of Macquarie credit facility (Note 19)					$ 2,973	0
Equipment
Disclosure of detailed information about borrowings [line items]
Borrowings					100	600
Corporate office space
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 1,400	1,800
Borrowings, term					5 years
Macquarie Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 50,000
Notional amount	70,000				$ 60,000			$ 60,000
Increase in borrowings	20,000
Principal payments on debt facilities		$ 5,000	$ 5,000		10,000	0
Additional borrowing	10,000
Deferred quarterly repayments	5,000
Bullet payment	$ 25,000
Drawdown amount from debt						60,000
Gain on modification of Macquarie credit facility (Note 19)					3,000
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings					49,735	47,002			$ 44,612
Notional amount					$ 51,500
Borrowings, interest rate	7.00%				7.00%					7.00%
Principal payments on debt facilities					$ 0	0
Drawdown amount from debt						0
Notes and debentures issued										$ 65,000
Number of trading days, consecutive days					30 days
Percentage of conversion price in effect					130.00%
Redemption price, percentage of principal					100.00%
Other comprehensive income, net of tax, gains (losses) on revaluation					$ 3,000	(1,400)
Convertible debt, conversion ratio				4.50
5% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										5.00%
Notes and debentures issued					42,000
LIBOR | Macquarie Credit Facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								4.50%
7% Convertible Debentures embedded derivative
Disclosure of detailed information about borrowings [line items]
Financial liabilities					$ 2,600	$ 5,600

[1]	The cash flows of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.